OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

Shares		Value
Common Stocks: 96.5%
Aerospace & Defense: 6.5%
23,395	Airbus SE - ADR	$845,495
18,485	L3Harris Technologies, Inc.	3,618,809
124,300	Safran SA - ADR	4,877,532
		9,341,836

Broadline Retail: 3.8%
42,005	Amazon.com, Inc. [1]	5,475,772

Chemicals: 5.1%
11,250	Air Products & Chemicals, Inc.	3,369,713
30,285	International Flavors & Fragrances, Inc.	2,410,383
3,875	Linde PLC	1,476,685
		7,256,781

Commercial Services & Supplies: 3.4%
34,465	Waste Connections, Inc.	4,926,082

Consumer Staples Distribution & Retail: 8.2%
22,615	Dollar General Corp.	3,839,575
48,155	Sysco Corp.	3,573,101
32,995	Target Corp.	4,352,040
		11,764,716

Electrical Equipment: 2.8%
24,685	AMETEK, Inc.	3,996,008

Financial Services: 3.6%
21,510	Visa, Inc. - Class A	5,108,195

Ground Transportation: 5.0%
11,778	Old Dominion Freight Line, Inc.	4,354,915
13,530	Union Pacific Corp.	2,768,509
		7,123,424

Health Care Equipment & Supplies: 7.3%
14,390	Becton Dickinson & Co.	3,799,104
90,495	Boston Scientific Corp. [1]	4,894,874
7,455	Teleflex, Inc.	1,804,334
		10,498,312

Industrial REITS: 3.0%
25,025	EastGroup Properties, Inc.	4,344,340

Insurance: 5.1%
47,575	Brown & Brown, Inc.	3,275,063
30,805	The Progressive Corp.	4,077,658
		7,352,721

Interactive Media & Services: 5.0%
58,645	Alphabet, Inc. - Class C [1]	7,094,286

IT Services: 1.7%
7,905	Accenture PLC - Class A	2,439,325

Life Sciences Tools & Services: 6.3%
20,175	Agilent Technologies, Inc.	2,426,044
146,465	Avantor, Inc. [1]	3,008,391
15,165	Danaher Corp.	3,639,600
		9,074,035

Pharmaceuticals: 1.9%
16,360	Johnson & Johnson	2,707,907

Semiconductors & Semiconductor Equipment: 9.2%
38,831	Advanced Micro Devices, Inc. [1]	4,423,239
17,850	Analog Devices, Inc.	3,477,358
19,589	Applied Materials, Inc.	2,831,394
38,605	Micron Technology, Inc.	2,436,362
		13,168,353

Software: 14.5%
11,116	Adobe, Inc. [1]	5,435,613
37,795	Microsoft Corp.	12,870,709
5,601	Synopsys, Inc. [1]	2,438,731
		20,745,053

Specialized REITS: 1.8%
25,635	Lamar Advertising Co. - Class A	2,544,274

Specialty Retail: 2.3%
29,520	Ross Stores, Inc.	3,310,077

Total Common Stocks
(Cost $89,119,068)		138,271,497

Short-Term Investments: 3.9%
Money Market Funds: 3.9%

5,654,980	Federated Hermes U.S. Treasury Cash Reserves - Class I, 5.000% [2]	5,654,980

Total Money Market Funds
(Cost $5,654,980)		5,654,980

Total Short-Term Investments
(Cost $5,654,980)		5,654,980

Total Investments in Securities: 100.4%
(Cost $94,774,048)		143,926,477
Liabilities in Excess of Other Assets: (0.4)%		(581,811)
Total Net Assets: 100.0%		$143,344,666

ADR -	American Depositary Receipt.
REIT-	Real Estate Investment Trust.
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of June 30, 2023.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclsuive property of MSCI, Inc. and Standard & Poor’s (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2023 (Unaudited)

The Osterweis Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1]	$138,271,497	$–	$–	$138,271,497
Short-Term Investments	5,654,980	–	–	5,654,980
Total Assets:	$143,926,477	$–	$–	$143,926,477

[1] See Schedule of Investments for industry breakouts.